Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail)		12 Months Ended
		Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Shares granted		14,834,595
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
Share granted, beginning		8,934,704	4,415,294	2,910,162
Shares granted		6,930,871	5,702,027
Cancellation of granted shares due to termination of executive employment		(583,180)	(934,310)	(133,186)
Performance shares	[1]			(133,326)
Shares transferred (vesting)		(447,800)	(484,651)
Reclassification from assets held for sale			236,344
Reclassification to assets held for sale				(614,860)
Share granted, ending		14,834,595	8,934,704	4,415,294
Restricted and Performance Stock [member] | April 7, 2021 [member]
Disclosure of transactions between related parties [line items]
Shares granted				1,386,504
Restricted and Performance Stock [member] | September 22, 2021 [member]
Disclosure of transactions between related parties [line items]
Shares granted				1,000,000

[1]	Refers to the reversal of the provision constituted in view of the significant probability that performance indicators will not be achieved.